Commitments and Contingencies - Schedule of Future Minimum Lease Payments with Respect to Agreements (Details) - Dec. 31, 2019	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2020	¥ 162,994,545	$ 23,412,701
2021	¥ 66,730,220	$ 9,585,196